Note 4 - Loans and Related Allowance for Loan Losses (Details) - Classes of the Loan Portfolio Summarized by Nonaccrual Loans and Still Accruing - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Classes of the Loan Portfolio Summarized by Nonaccrual Loans and Still Accruing [Line Items]
Loans, nonacrrual status	$ 7,545	$ 7,347
Loans, 90+ days past due and accruing	2	165
Commercial and Industrial [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Classes of the Loan Portfolio Summarized by Nonaccrual Loans and Still Accruing [Line Items]
Loans, nonacrrual status	1,450	365
Loans, 90+ days past due and accruing	0	0
Real Estate Construction Porfolio Segment [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Classes of the Loan Portfolio Summarized by Nonaccrual Loans and Still Accruing [Line Items]
Loans, nonacrrual status	130	587
Loans, 90+ days past due and accruing	0	0
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Classes of the Loan Portfolio Summarized by Nonaccrual Loans and Still Accruing [Line Items]
Loans, nonacrrual status	4,122	5,310
Loans, 90+ days past due and accruing	0	165
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Classes of the Loan Portfolio Summarized by Nonaccrual Loans and Still Accruing [Line Items]
Loans, nonacrrual status	1,842	1,083
Loans, 90+ days past due and accruing	0	0
Consumer Portfolio Segment [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Classes of the Loan Portfolio Summarized by Nonaccrual Loans and Still Accruing [Line Items]
Loans, nonacrrual status	1	2
Loans, 90+ days past due and accruing	$ 2	$ 0